Investments - Schedule of Reconciliation of the Fair Values at The Beginning and End of the Current and Previous Financial Period (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2024
Schedule of Reconciliation of the Fair Values at The Beginning and End of the Current and Previous Financial Period [Line Items]
Opening fair value	$ 212,986	$ 798,385
Additions		200,000
Revaluation	(124,419)	(757,517)
Disposals	(45,001)	(27,882)
Closing fair value	$ 43,566	$ 212,986